Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-31*		Freddie	247	62,185,493.21	100.00%	-	-	0.00%	-	-	0.00%	1	250,000.00	0.40%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-32		Ditech	821	168,419,814.61	100.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	54,244.11	0.03%
2018-31		BofA/Shellpoint	898	193,462,837.52	100.00%	11	3,070,867.13	1.59%	4	850,251.00	0.44%	7	2,220,616.13	1.15%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			1,966	424,068,145.34	100.00%	11	3,070,867.13	0.72%	4	850,251.00	0.20%	8	2,470,616.13	0.58%	0	0.00	0.00%	0	0.00	0.00%	1	54,244.11	0.01%

*Request pending since Q1 2017 reporting period.